UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
15 February 2013    to      17 May 2013

Commission File Number of Issuing entity:                   001-33605

 STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES, SERIES 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:       001-31818

     Synthetic Fixed-Income Securities, Inc.
(Exact name of depositor as specified in its charter)

    Synthetic Fixed-Income Securities, Inc.
(Exact name of sponsor as specified in its charter)

                           Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

                        20-7474289
(I.R.S. Employer Identification No.)

301 S. College Street Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

                 (212) 214-6277
(Telephone number, including area code)

                                   No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

STRATS(SM) Callable Class A Certificates, Series 2007-1	[X]			New York Stock Exchange

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?                           YES        [X]          NO  _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 are included in the Prospectus Supplement, dated July 13, 2007, relating to the Callable Class A Certificates, Series 2007-1 (the “Certificates”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) and the related Prospectus, dated June 28, 2007 (collectively, the “Prospectus”), of STRATS(SM) Trust for AMBAC Financial Group, Inc. Securities, Series 2007-1 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

AMBAC Financial Group, Inc. (“Ambac”), the issuer of the AMBAC Financial Group, Inc. 6.15% Directly-Issued Subordinated Capital Securities due 2037 (the "Underlying Securities"), is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on AMBAC Financial Group, Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-10777. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by AMBAC Financial Group, Inc. may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms. In addition, such reports and other information can be inspected at the offices of the New York Stock Exchange at 20 Broad Street, New York, New York 10005. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

On November 8, 2010, Ambac Financial Group, Inc. (“Ambac”) filed for a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code.  Pursuant to its First Modified Fifth Amended Plan of Reorganization (the “Plan”), effective as of May 1, 2013, Ambac emerged from bankruptcy on May 1, 2013.

Under the Plan, 63,281 shares of new common stock of Ambac (the “Shares”) and 469,192 warrants (the “Warrants”) have been distributed to the Issuing Entity in full and final satisfaction of the Underlying Securities, and the Underlying Securities have been cancelled.

In accordance with the terms of the Base Trust Agreement, dated as of September 8, 2006 (the “Base Trust Agreement”), between Synthetic Fixed-Income Securities, Inc., as trustor (in such capacity, the “Trustor”) and U.S. Bank Trust National Association, as trustee (in such capacity, the “Trustee”) and the Series Supplement, dated as of July 16, 2007 (the “Series Supplement” and, together with the Base Trust Agreement, the “Trust Agreement”), between the Trustor and the Trustee, 59,165 of the Shares and the Warrants have been distributed to the Certificateholders.  In accordance with the Trust Agreement, the Trustee liquidated 4,116 of the Shares to pay all accrued and unpaid expenses of the Trustee and its respective agents up to the Allowable Expense Amount, all accrued and unpaid fees of the Trustee, and any unpaid listing fees of the Trust.  The Distribution Statement to Certificateholders attached hereto as Exhibit 99.1 reflects the distribution described in the immediately preceding sentence.  Capitalized terms used but not defined herein have the meanings assigned in the Trust Agreement.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 May 17, 2013 Distribution Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 May 17, 2013 Distribution Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR AMBAC FINANCIAL GROUP, INC. SECURITIES, SERIES 2007-1
(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.
(Registrant)

Date: May 17, 2013

By: /s/ Barbara Garafalo
Name:Barbara Garafalo
Title: Vice President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	May 17, 2013 Distribution Statement to Certificateholders.